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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                New York, NY        8/26/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 106
                                        --------------------

Form 13F Information Table Value Total: 2,091,671
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    (1)      028-14349                     Brookfield Asset Management Inc.
    ------       -----------------         ---------------------------------
    (2)      028-13827                     AMP Capital Brookfield (US) LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                                                        Voting Authority
                                                          Value      Shares/  Sh/ Put/ Invstmt Other    ------------------------
Name of Issuer                 Title of class   CUSIP     (x$1000)   Prn Amt  Prn Call Dscretn Managers Sole     Shared None
------------------------------ ---------------- --------- ---------- -------- --- ---- ------- -------- -------- ------ --------
AT&T                           COM              00206R102        830    26440 SH       Defined (1)         26440
Altria Group INC.              COM              02209S103        532    20125 SH       Defined (1)         20125
American Tower Corp            COM              029912201       3617    69126 SH       Defined (1)         69126
Apartment Investment & Manage  COM              03748R101       3424   134100 SH       Defined (1)(2)                     134100
AvalonBay Communities Inc      COM              053484101      74925   583530 SH       Defined (1)(2)      98093          485437
Avatar Holdings Inc            COM              053494100       7339   482505 SH       Defined (1)(2)     247400          235105
B&G Foods Inc.                 COM              05508R106        412    20000 SH       Defined (1)         20000
Boston Properties Inc          COM              101121101     135004  1271707 SH       Defined (1)(2)     208896         1062811
Brandywine Realty Trust        COM              105368203      75418  6507169 SH       Defined (1)(2)    1026974         5480195
Breitburn Energy Partners LP   COM              106776107        118     6075 SH       Defined (1)          6075
Brookdale Senior Living Inc    COM              112463104      93520  3856480 SH       Defined (1)(2)     684582         3171898
Brookfield Residential Propert COM              11283W104       7705   776710 SH       Defined (1)        776710
CBL & Associates Properties In COM              124830100      72452  3996230 SH       Defined (1)(2)     830030         3166200
Camden Property Trust          COM              133131102      80999  1273174 SH       Defined (1)(2)     224669         1048505
CenterPoint Energy Inc         COM              15189T108       3559   183940 SH       Defined (1)        183940
CenturyLink Inc.               COM              156700106        384     9500 SH       Defined (1)          9500
Chesapeake Midstream Partners  COM              16524K108        201     7000 SH       Defined (1)          7000
China Real Estate Information  COM              16948Q103       3896   545600 SH       Defined (1)(2)     277700          267900
CitiGroup Inc                  COM              172967424        152     3653 SH       Defined (1)          3653
CommonWealth REIT              COM              203233101       3607   139600 SH       Defined (1)                        139600
Companhia Energetica de Mina   SP ADR N-V PFD   204409601        570    27600 SH       Defined (1)         27600
Consolidated Edison IIN        COM              209115104        532    10000 SH       Defined (1)         10000
Coresite Realty Corp           COM              21870Q105      16830  1026220 SH       Defined (1)(2)     331320          694900
Corporate Office Properties Tr COM              22002T108      69465  2232887 SH       Defined (1)(2)     534500         1698387
Crown Castle International Cor COM              228227104       4093   100350 SH       Defined (1)        100350
DR HORTON                      COM              23331A109        278    24100 SH       Defined (1)         24100
Digital Realty Trust Inc       COM              253868103      93459  1512766 SH       Defined (1)(2)     291867         1220899
Douglas Emmett Inc             COM              25960P109      59073  2969977 SH       Defined (1)(2)     408400         2561577
Ev Energy Partner LP           COM              26926V107        283     5300 SH       Defined (1)          5300
Eastern Insurance Holdings     COM              276534104       1638   123900 SH       Defined (1)        123900
EastGroup Properties Inc       COM              277276101      11767   276800 SH       Defined (1)(2)      69900          206900
El Paso Pipeline Partners LP   COM              283702108       1497    43080 SH       Defined (1)         43080
Emeritus Corp                  COM              291005106      14625   688237 SH       Defined (1)        258800          429437
Empresas ICA SAB de CV         SPON ADR         292448206        319    34600 SH       Defined (1)(2)      34600
Enbridge Inc                   COM              29250N105       4827   148392 SH       Defined (1)        148392

Energy Transfer Equity LP      COM              29273V100        638    14200 SH       Defined (1)         14200
Enterprise Products Partners L COM              293792107       1000    23150 SH       Defined (1)         23150
Equity Lifestyle Properties In COM              29472R108      67878  1087089 SH       Defined (1)(2)     268800          818289
Equity One Inc                 COM              294752100      39515  2119923 SH       Defined (1)(2)     363008         1756915
Essex Property Trust Inc       COM              297178105      71311   527100 SH       Defined (1)(2)      90900          436200
Excel Trust Inc                COM              30068C109       6128   555600 SH       Defined (1)(2)     240700          314900
Forest City Enterprises Inc    COM              345550107      54448  2916353 SH       Defined (1)(2)     630100         2286253
Frontier Communications Corp   COM              35906A108        775    96075 SH       Defined (1)         96075
General Motors Co.             COM              37045V100       1266    41723 SH       Defined (1)         41723
Grupo Aeroportuario del Surest DPON ADR SER B   40051E202       1073    18200 SH       Defined (1)         18200
HCP INC                        COM              40414L109        486    13250 SH       Defined (1)         13250
Highwoods Properties Inc       COM              431284108      57523  1736272 SH       Defined (1)(2)     315800         1420472
Hologic Inc.                   FRNT 2.000% 12/1 436440AA9        435   450000 SH       Defined (1)        450000
Hornbeck Offshore SVCS INC N   FRNT 1.625% 11/1 440543AE6        145   150000 SH       Defined (1)        150000
Hovnanian Enterprises Inc      CL A             442487203       2501  1037900 SH       Defined (1)(2)     524300          513600
ISHARES S&P 500                COM              464287200       2067    15607 SH       Defined (1)         15607
ISHARES                        COM              464287234        873    18359 SH       Defined (1)         18359
ISHARES S&P 500/BARRA GROWTH   COM              464287309        837    12059 SH       Defined (1)         12059
ISHARES S&P 500/BARRA VAL      COM              464287408        564     9103 SH       Defined (1)          9103
ISHARES MSCI EAFE INDEX FUND   COM              464287465       1310    21784 SH       Defined (1)         21784
ISHARES S&P MIDCAP 400         COM              464287507       2680    27433 SH       Defined (1)         27433
ISHARES RUSSELL 1000           COM              464287622       1373    18582 SH       Defined (1)         18582
ISHARES 600/VAL                COM              464287879       1423    19167 SH       Defined (1)         19167
ISHARES 600/GRO                COM              464287887       1544    19199 SH       Defined (1)         19199
ISHARES MSCI EAFE VALUE INX    COM              464288877        127     2428 SH       Defined (1)          2428
ISHARES MSCI EAFE GROWTH INX   COM              464288885        140     2230 SH       Defined (1)          2230
ITC Holdings Corp              COM              465685105       2067    28800 SH       Defined (1)         28800
KB Home                        COM              48666K109       9756   997500 SH       Defined (1)(2)     480500          517000
Kinder Morgan Management LLC   COM              49455U100       1125    17157 SH       Defined (1)         17157
Lennar Corp                    CL A             526057104      42527  2343062 SH       Defined (1)(2)     521400         1821662
Lexington Rlty Trst            PFD CONV SER C   529043309        460    10200 SH       Defined (1)         10200
Liberty Property Trust         SH BEN INT       531172104      29446   903800 SH       Defined (1)(2)     121400          782400
Lucent Technologies Inc        DBCV 2.875% 6/1  549463AH0        295   300000 PRN      Defined (1)        300000
MDC Holdings Inc               COM              552676108        217     8800 SH       Defined (1)          8800
Merck & Co INC                 COM              58933Y105        551    15625 SH       Defined (1)         15625
National Grid PLC              COM              636274300       1160    23465 SH       Defined (1)         23465
Niska Gas Storage Partners     COM              654678101        215    12500 SH       Defined (1)         12500
NiSource Inc                   COM              65473P105        176     8700 SH       Defined (1)          8700
Northeast Utilities            COM              664397106         42     1200 SH       Defined (1)          1200
NorthWestern Corp              COM              668074305        632    19100 SH       Defined (1)         19100
Omega Healthcare Investors Inc COM              681936100      58100  2765353 SH       Defined (1)(2)     430300         2335053

PS Business Parks Inc          COM              69360J107       2215    40200 SH       Defined (1)         40200
Paetec Holding Inc             COM              695459107         72    15000 SH       Defined (1)         15000
Parkway Properties Inc         COM              70159Q104       6885   403562 SH       Defined (1)(2)     208000          195562
Pennsylvania Real Estate Inves COM              709102107      28268  1800494 SH       Defined (1)(2)     825759          974735
Philip Morris INTL INC         COM              718172109        540     8090 SH       Defined (1)          8090
Progress Energy Inc            COM              743263105        539    11225 SH       Defined (1)         11225
ProLogis                       COM              74340W103     124876  3484255 SH       Defined (1)(2)     767900         2716355
Public Storage                 COM              74460D109     203384  1783911 SH       Defined (1)(2)     307811         1476100
RAMCO-GERSHENSON PPTYS TR      PERP PFD-D CV    751452608       2147    43000 SH       Defined (1)         43000
RYLAND GROUP INC               COM              783764103        222    13400 SH       Defined (1)         13400
SBA Communications Corp        COM              78388J106       2333    61100 SH       Defined (1)         61100
SL Green Realty Corp           COM              78440X101        946    11415 SH       Defined (1)         11415
SPDR TRUST SERIES I            COM              78462F103       2277    17252 SH       Defined (1)         17252
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107       2775    15640 SH       Defined (1)         15640
Sempra Energy                  COM              816851109       4262    80600 SH       Defined (1)         80600
Simon Property Group Inc       COM              828806109     231337  1990337 SH       Defined (1)(2)     337936         1652401
Spectra Energy Corp            COM              847560109       4548   165930 SH       Defined (1)        165930
Starwood Hotels & Resorts Worl COM              85590A401      14582   260200 SH       Defined (1)(2)      52400          207800
Supermedia INC                 COM              868447103          9     2350 SH       Defined (1)          2350
Targa Resources Corp           COM              87612G101       1051    31400 SH       Defined (1)         31400
Tesoro Logistics LP            COM              88160T107        609    25000 SH       Defined (1)         25000
Toll Brothers Inc              COM              889478103      67379  3248756 SH       Defined (1)(2)     609200         2639556
TransCanada Corp               COM              89353D107       6147   139948 SH       Defined (1)        139948
TRINITY INDUSTRIES             NOTE 3.875% 6/0  896522AF6        471   450000 SH       Defined (1)        450000
Union Pacific Corp             COM              907818108        282     2700 SH       Defined (1)          2700
Ventas IIC                     COM              92276F100        502     9530 SH       Defined (1)          9530
Verizon Communications INC     COM              92343V104        804    21600 SH       Defined (1)         21600
Vornado Realty Trust           COM              929042109       2453    26324 SH       Defined (1)         26324
Weingarten Realty Investors    COM              948741103      66955  2661159 SH       Defined (1)(2)     454003         2207156
Windstream Corp.               COM              97381W104        622    48000 SH       Defined (1)         48000

                           106                             2,091,671